RECLAMATION OBLIGATIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfReclamationObligationsLineItems [Line Items]
Current reclamation obligations	$ 914	$ 877	$ 819
Noncurrent reclamation obligations	31,598	29,187	27,690
Total reclamation obligations	32,512	30,064	28,509
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	17,987	17,205	16,771
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	14,503	12,837	11,716
Other
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	$ 22	$ 22	$ 22